Cost of materials - Summary of Cost of Materials (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cost of Materials [Abstract]
Raw materials and consumables used	€ 7,736	€ 4,715	€ 1,208
Costs for services purchased	2,888	1,506	1,582
Total	€ 10,624	€ 6,221	€ 2,790